Significant Accounting Policies (Disaggregation of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 5,974,744	$ 5,511,549	$ 5,278,521
Backlog percentage	60.00%
Backlog amount	$ 17,800,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Disaggregation of Revenue [Line Items]
Backlog timing satisfaction, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Disaggregation of Revenue [Line Items]
Backlog timing satisfaction, period	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Disaggregation of Revenue [Line Items]
Backlog timing satisfaction, period	3 years
Israel Government Authorities
Disaggregation of Revenue [Line Items]
Revenue	$ 1,000,541	998,123
United States Government
Disaggregation of Revenue [Line Items]
Revenue	1,018,811	1,041,843
Other Governments
Disaggregation of Revenue [Line Items]
Revenue	3,457,021	2,933,560
Commercial sales and other
Disaggregation of Revenue [Line Items]
Revenue	498,371	538,023
Over time
Disaggregation of Revenue [Line Items]
Revenue	3,987,097	3,478,768	3,418,605
Point in time
Disaggregation of Revenue [Line Items]
Revenue	1,987,647	2,032,781	1,859,916
Revenue from sale of products
Disaggregation of Revenue [Line Items]
Revenue	5,412,455	5,105,921	4,845,020
Service revenue
Disaggregation of Revenue [Line Items]
Revenue	$ 562,289	$ 405,628	$ 433,501